Schedule of cash flow of discontinued operations (Details) - Health Solutions [Member] - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities	$ (2,791)	$ (1,724)
Investing activities	4,915	(1,113)
Financing activities	(10,647)	863
Net decrease in cash and cash equivalents	$ (8,523)	$ (1,974)